SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 - 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Schedule of Estimated Useful Lives of Intangible Assets

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3- 5 years
Licensed copyright	The shorter of contractual terms or estimated useful lives of the assets
Teaching course materials	10 years

Lease Cost	The components of operating lease costs were as follows:

	For the year ended December 31, 2020
	RMB	US$
Operating Lease Costs:
Fixed	206,874	31,705
Short-term	5,087	780
Total (1)	211,961	32,485

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31, 2020
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:	203,950	31,257
Right-of-use assets obtained in exchange for lease obligations:	237,022	36,325

Schedule of Future Minimum Rental Payments for Operating Leases
The aggregate future lease payments for operating leases as of December 31, 2020 were as follows:

	RMB	US$
2021	201,449	30,873
2022	181,642	27,838
2023	143,650	22,015
2024	90,348	13,846
2025	48,336	7,408
Thereafter	59,223	9,076
Total lease payments	724,648	111,056
Less: Imputed interest	75,065	11,503
Present value of lease liabilities	649,583	99,553